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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22500
                                                     ---------

                     O'Connor Fund of Funds: Multi-Strategy
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               (Exact name of registrant as specified in charter)

                            677 Washington Boulevard
                               Stamford, CT 06901
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               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 719-1850
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2011
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((Sections) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (Section) 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                          O'Connor Fund of Funds: Multi-Strategy
                                               Schedule of Portfolio Investments
                                                                     (Unaudited)

                                                                   June 30, 2011

                                                           REALIZED AND
                                                            UNREALIZED                                             DOLLAR AMOUNT OF
                                                   % OF     GAIN/(LOSS)    INITIAL                                  FAIR VALUE FOR
                                                  MEMBERS'    FROM       ACQUISITION               FIRST AVAILABLE FIRST AVAILABLE
     INVESTMENT FUND         COST     FAIR VALUE  CAPITAL  INVESTMENTS      DATE     LIQUIDITY (A)  REDEMPTION (B)  REDEMPTION (B)
------------------------- ----------- ----------- -------- ------------- ----------- ------------- --------------- ----------------
CREDIT
Chatham Asset Partners
 High Yield Fund, L.P.    $ 4,500,000 $ 4,425,635   4.66   $    (74,365)   4/1/2011  Quarterly
GCA Credit Opportunities
 Fund, L.L.C.               4,500,000   4,526,463   4.76         26,463    4/1/2011  Quarterly
                          ----------- ----------- ------   ------------
 CREDIT SUBTOTAL          $ 9,000,000 $ 8,952,098   9.42%  $    (47,902)

EQUITY HEDGED

Anthion Offshore Fund,
 Ltd.                       3,600,000   3,597,860   3.78         (2,140)   4/1/2011  Quarterly
Atlas Institutional Fund,
 Ltd.                       4,500,000   4,469,483   4.70        (30,517)   5/1/2011  Quarterly
Glenview Institutional
 Partners, L.P.             3,600,000   3,637,985   3.83         37,985    4/1/2011  Quarterly        3/31/2012     2,635,445(c)
JHL Capital Group Fund
 Ltd.                       4,750,000   4,745,155   4.99         (4,845)   4/1/2011  Quarterly
Moore Emerging Equity
 Long / Short Fund, Ltd.    5,100,000   4,836,599   5.09       (263,401)   4/1/2011  Monthly
Perceptive Life Sciences
 Qualified Fund, L.P.       4,600,000   4,645,828   4.89         45,828    4/1/2011  Quarterly
Plural Partners II,
 L.L.C.                     4,500,000   4,487,840   4.72        (12,160)   6/1/2011  Annually         6/30/2012     4,487,840
Soroban Cayman Fund, Ltd.   4,500,000   4,533,412   4.77         33,412    4/1/2011  Quarterly
Turiya Fund, L.P.           3,600,000   3,559,728   3.74        (40,272)   4/1/2011  Quarterly
West Face Long Term
 Opportunities (USA) L.P.   4,600,000   4,486,928   4.72       (113,072)   4/1/2011  Quarterly        6/30/2012     4,486,928
                          ----------- ----------- ------   ------------
 EQUITY HEDGED SUBTOTAL   $43,350,000 $43,000,818  45.23%  $   (349,182)

MULTI-STRATEGY
Millennium International,
 Ltd.                       6,500,000   6,597,978   6.94         97,978    4/1/2011  Quarterly
Scoggin Capital
 Management II, L.L.C.      4,500,000   4,394,315   4.62       (105,685)   4/1/2011  Quarterly
                          ----------- ----------- ------   ------------
 MULTI-STRATEGY SUBTOTAL  $11,000,000 $10,992,293  11.56%  $     (7,707)

RELATIVE VALUE
Field Street Partners,
 L.P.                       5,100,000   5,125,871   5.39         25,871    4/1/2011  Monthly
Kamunting Street, L.P.      3,600,000   3,582,719   3.77        (17,281)   4/1/2011  Quarterly
Linden Investors, L.P.      4,500,000   4,364,437   4.59       (135,563)   4/1/2011  Quarterly
Magnetar Constellation
 Fund, Ltd.                 4,250,000   4,237,005   4.46        (12,995)   4/1/2011  Quarterly
OxAM Quant Fund Limited     4,750,000   4,938,433   5.19        188,433    6/1/2011  Monthly          12/31/2011    4,938,433
Providence MBS
 Opportunities Fund, L.P.   4,600,000   4,950,792   5.21        350,792    4/1/2011  Quarterly
                          ----------- ----------- ------   ------------
 RELATIVE VALUE SUBTOTAL  $26,800,000 $27,199,257  28.61%  $    399,257
                          ----------- ----------- ------   ------------

TOTAL                     $90,150,000 $90,144,466  94.82%  $      5,534
                          =========== =========== ======   ============

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(a)   Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)   Investment Funds with no dates or amounts can be redeemed in full.

(c) The dollar amount of fair value for the first available redemption can be redeemed on the date listed. The remaining amount of $1,002,540 can be redeemed on June 30, 2012.

Complete information about the Investment Funds' underlying investments is not readily available.

                                          O'Connor Fund of Funds: Multi-Strategy
                                   Schedule of Portfolio Investments (continued)
                                                                     (Unaudited)

                                                                   June 30, 2011

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the June 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at June 30, 2011.

                                  ASSETS TABLE

                                TOTAL FAIR VALUE
                                      AT
DESCRIPTION                      JUNE 30, 2011     LEVEL 1     LEVEL 2     LEVEL 3
-----------------------------   ----------------   -------   -----------   -------

Credit                            $ 8,952,098       $  --    $ 8,952,098    $ --
Equity Hedged                      43,000,818          --     43,000,818      --
Multi-Strategy                     10,992,293          --     10,992,293      --
Relative Value                     27,199,257          --     27,199,257      --
                                --------------------------------------------------
TOTAL ASSETS                      $90,144,466       $  --    $90,144,466    $ --
                                --------------------------------------------------

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to a 45 -- 60 day redemption notice period and can be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to a 45 -- 90 day redemption notice period. The Investment Funds within this strategy have either initial redemption dates commencing in the future (27 percent) or are available to be redeemed with no restrictions (73 percent), subject to the Investment Funds' liquidity terms, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade

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                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 60 -- 90 day redemption notice period and can be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

The Investment Funds in the relative value category, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to a 30 -- 120 day redemption notice period. The Investment Funds within this strategy have either initial redemption dates commencing in the future (18 percent) or are available to be redeemed with no restrictions (82 percent), subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended June 30, 2011. Please refer to the March 31, 2011 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O'Connor Fund of Funds: Multi-Strategy

By (Signature and Title)* /s/ William Ferri
                          -----------------------------------------------
                          William Ferri, Principal Executive Officer

Date 8-26-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri
                          -----------------------------------------------
                          William Ferri, Principal Executive Officer

Date 8-26-2011

By (Signature and Title)* /s/ Robert Aufenanger
                          -----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date 8-26-2011

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*     Print the name and title of each signing officer under his or her signature.